Equity Method Investments - Share of Post-tax Earnings (Losses) in Equity Method Investments Reported in Consolidated Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of associates [line items]
Total share of post-tax earnings (losses) in equity method investments	$ 1,092	$ (153)	$ 7,389	$ (207)
YPL (formerly RHL) [member]
Disclosure of associates [line items]
Total share of post-tax earnings (losses) in equity method investments	1,090	(155)	7,385	(213)
Other equity method investments [member]
Disclosure of associates [line items]
Total share of post-tax earnings (losses) in equity method investments	$ 2	$ 2	$ 4	$ 6